Note 11 - Commitments and Contingencies (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements		$ 252,800,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One		163,600,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two		68,400,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three		20,800,000
Proceeds from Issuance of Debt		$ 114,400,000	$ 92,000,000	$ 19,250,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction		4
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity		$ 157,400,000
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months		55,000,000
Construction of Vessel, Future Minimum Payments Due in Two Years		12,000,000
Construction of Vessel, Future Minimum Payments Due in Three Years		$ 90,400,000
Eco Design Fuel Efficient Containerships [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 52,000,000